Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Joint Ventures Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of joint ventures [line items]
Company's share of other comprehensive income in immaterial joint ventures	$ 29.4	₨ 2,226.6	₨ 1,530.3	₨ 1,001.3
Immaterial joint ventures [Member]
Disclosure of joint ventures [line items]
Carrying amount of the Company's interest in immaterial joint ventures	$ 1.3		100.4		₨ 99.1
Company's share of other comprehensive income in immaterial joint ventures		(1.3)	1.5
Company's share of total comprehensive income in associates		₨ (1.3)	₨ 1.5